SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based on the review, the Company did not identify any material subsequent events except disclosed below that requires disclosure in the CFS.

On November 13, 2025, the Company closed a placement with an investor, by issuance and sale of 1,500,000 Class A ordinary shares, par value $0.00025 per share, of the Company, at $1.60 per share for a total purchase price of $2,400,000.